Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventories
Raw materials, work in process and supplies	¥ 149,089		¥ 820,168
Finished products	1,468,801		227,836
Total	¥ 1,617,890	$ 253,882	¥ 1,048,004